Risk Lose Money [Member] Annual Fund Operating Expenses - S000053879 [Member] - C000169560 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.